Credit impairment charges and other provisions (Tables)	12 Months Ended
Dec. 31, 2018
Credit impairment charges and other provisions
Credit impairment charges and other provisions
	2018			2017[a]			2016[a]
	Impairment charges	Recoveries[b]	Total	Impairment charges	Recoveries[b]	Total	Impairment charges	Recoveries[b]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances	1,785	(195)	1,590	2,654	(334)	2,320	2,708	(365)	2,343
Provision for undrawn contractually committed facilities and guarantees provided	(125)	-	(125)	13	-	13	9	-	9
Loans impairment	1,660	(195)	1,465	2,667	(334)	2,333	2,717	(365)	2,352
Cash collateral and settlement balances	(1)	-	(1)	-	-	-	-	-	-
Financial investments	-	-	-	3	-	3	21	-	21
Financial instruments at fair value through other comprehensive income	4	-	4	-	-	-	-	-	-
Credit impairment charges and other provisions	1,663	(195)	1,468	2,670	(334)	2,336	2,738	(365)	2,373

Notes

a The comparatives for 2017 and 2016 are presented on an IAS 39 basis.

b Cash recoveries of previously written off amounts.

The prior year comparative table for movement in allowance under IAS39 is presented below.

Movements in allowance for impairment by asset class
	At beginningof year	Acquisitionsanddisposals	Unwind ofdiscount	Exchangeand otheradjustments	Amountswritten off	Recoveries	Amountscharged toincomestatement	Balance at31 December
	£m	£m	£m	£m	£m	£m	£m	£m
2017
Home loans	467	-	(5)	(4)	(29)	-	29	458
Credit cards, unsecured and other retail lending	3,060	-	(43)	(223)	(2,042)	252	2,051	3,055
Corporate loans	1,093	(5)	-	(13)	(258)	82	240	1,139
Total impairment allowance	4,620	(5)	(48)	(240)	(2,329)	334	2,320	4,652